Note 11 - Commitments and Contingencies	6 Months Ended
Jun. 30, 2011
Commitments and Contingencies Disclosure [Text Block]
Note 11 - Commitments and Contingencies

In the normal course of business, there are various outstanding commitments and contingent liabilities, such as commitments to extend credit, which are not reflected in the accompanying unaudited condensed consolidated financial statements. At June 30, 2011, the Company had $7.8 million of loan commitments outstanding, $66.4 million of pre-approved but unused lines of credit and $4.0 million of standby letters of credit and financial guarantees. At December 31, 2010, the Company had $3.8 million of loan commitments outstanding, $69.6 million of pre-approved but unused lines of credit and $2.9 million of standby letters of credit and financial guarantees. In management’s opinion, these commitments represent no more than normal lending risk to the Company and will be funded from normal sources of liquidity.

As of June 30, 2011 and December 31, 2010, the Company has a commitment to fund $0.6 million related to an agreement with the Small Business Investment Corporation.